Consolidated Schedule of Investments
January 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–23.22%
U.S. Treasury Bills–8.70%(a)
U.S. Treasury Bills	0.09%	06/03/2021	$ 34,000	$ 33,992,798
U.S. Treasury Bills	0.08%	06/10/2021	35,000	34,992,318
				68,985,116
U.S. Treasury Notes–14.52%(b)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)	0.22%	01/31/2022	37,000	37,050,756
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)	0.18%	04/30/2022	37,000	37,041,870
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)	0.12%	07/31/2022	41,000	41,018,753
				115,111,379
Total U.S. Treasury Securities (Cost $183,979,441)				184,096,495
		Expiration Date
Commodity-Linked Securities–5.81%
Barclays PLC (United Kingdom), U.S. Federal Funds Effective Rate minus 0.06% (linked to the Barclays Diversified Energy-Metals Total Return Index, multiplied by 3)(c)(d)		11/16/2021	15,070	22,984,591
Canadian Imperial Bank of Commerce (Canada), U.S. Federal Funds Effective Rate minus 0.02% (linked to the Canadian Imperial Bank of Commerce Custom 27 Excess Return Index)(c)(e)		08/23/2021	14,444	23,016,139
Total Commodity-Linked Securities (Cost $29,514,000)				46,000,730
			Shares
Money Market Funds–63.49%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g)			132,560,706	132,560,706
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(f)(g)			94,857,120	94,895,063
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 0.05%(f)(g)			124,383,170	124,383,170
Invesco Treasury Portfolio, Institutional Class, 0.01%(f)(g)			151,497,950	151,497,950
Total Money Market Funds (Cost $503,324,126)				503,336,889
TOTAL INVESTMENTS IN SECURITIES–92.52% (Cost $716,817,567)				733,434,114
OTHER ASSETS LESS LIABILITIES–7.48%				59,322,194
NET ASSETS–100.00%				$792,756,308
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Notes to Consolidated Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $46,000,730, which represented 5.80% of the Fund’s Net Assets.
(d)	Barclays Diversified Energy-Metals Total Return Index - a basket of indices that provide exposure to various components of the energy and metals markets. The underlying commodities comprising the indices are: Brent Crude Oil, Copper, Gasoil, Gold, Silver, Unleaded Gasoline, and WTI Crude Oil.
(e)	Canadian Imperial Bank of Commerce Custom 27 Excess Return Index – a basket of indices that provide exposure to various components of energy and metals markets. The underlying commodities comprising the indices are: Brent Crude Oil, British Gas Oil, Gold, LME Copper, Silver, Unleaded Gasoline and WTI Crude Oil
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$96,852,586	$50,084,719	$(14,376,599)	$-	$-	$132,560,706	$6,053
Invesco Liquid Assets Portfolio, Institutional Class	69,388,895	35,774,800	(10,268,999)	(10,670)	11,037	94,895,063	14,289
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	77,897,397	142,465,034	(95,979,261)	-	-	124,383,170	20,033
Invesco Treasury Portfolio, Institutional Class	110,688,670	57,239,679	(16,430,399)	-	-	151,497,950	3,353
Total	$354,827,548	$285,564,232	$(137,055,258)	$(10,670)	$11,037	$503,336,889	$43,728

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Coffee ’C’	443	March-2021	$20,425,069	$2,052,575	$2,052,575
Corn	777	July-2021	20,843,025	3,994,959	3,994,959
Cotton No.2	797	March-2021	32,135,040	3,391,072	3,391,072
Gasoline Reformulated Blendstock Oxygenate Blending	673	February-2021	43,888,618	373,562	373,562
Gold 100 oz.	430	April-2021	79,562,900	(643,034)	(643,034)
Lean Hogs	167	April-2021	5,120,220	207,840	207,840
LME Nickel	77	March-2021	8,165,157	(51,596)	(51,596)
Natural Gas	148	November-2021	4,398,560	(291,906)	(291,906)
Soybeans	740	July-2021	49,903,750	11,434,647	11,434,647
Wheat	671	July-2021	21,572,650	1,091,567	1,091,567
Subtotal—Long Futures Contracts				21,559,686	21,559,686
Short Futures Contracts
Commodity Risk
LME Nickel	2	March-2021	(212,082)	8,352	8,352
Total Futures Contracts				$21,568,038	$21,568,038

(a)	Futures contracts collateralized by $27,120,000 cash held with Goldman Sachs & Co., the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Corn Seasonal Excess Return Index	0.38%	Monthly	120,000	January—2022	$3,284,076	$—	$27,780	$27,780
Barclays Bank PLC	Receive	Barclays Heating Oil Roll Yield Excess Return Index	0.37	Monthly	126,700	November—2021	20,667,874	—	44,168	44,168
Barclays Bank PLC	Receive	Barclays Live Cattle Roll Yield Excess Return Index	0.47	Monthly	111,800	November—2021	11,541,093	—	131,844	131,844
Canadian Imperial Bank of Commerce	Pay	CIBC Natural Gas Standard Roll Excess Return Index	0.10	Monthly	133,000	June—2021	3,609,366	—	173,298	173,298
Canadian Imperial Bank of Commerce	Receive	CIBC Silver Index	0.11	Monthly	34,800	February—2021	4,552,586	—	282,175	282,175
Goldman Sachs International	Receive	Enhanced Strategy AB141 on the S&P GSCI Sugar Excess Return Index	0.37	Monthly	96,500	December—2021	17,212,202	—	104,984	104,984
Goldman Sachs International	Receive	Enhanced Strategy AB31 on the S&P GSCI Cotton Excess Return Index	0.45	Monthly	674,500	December—2021	28,951,466	—	296,176	296,176
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Brent Crude Oil type A Excess Return Index	0.08	Monthly	16,000	May—2021	1,340,203	—	16,662	16,662
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Crude Oil (WTI) type A Excess Return Index	0.06	Monthly	400,000	May—2021	7,397,840	—	79,920	79,920
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Unleaded Gasoline type A Excess Return Index	0.06	Monthly	17,000	May—2021	1,292,530	—	4,315	4,315
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Zinc type A Excess Return Index	0.12	Monthly	35,700	December—2021	6,113,604	—	291,123	291,123
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Nickel type A Excess Return Index	0.17	Monthly	11,200	January—2022	1,281,494	—	26,000	26,000
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Silver type A Excess Return Index	0.16	Monthly	249,200	December—2021	66,469,266	50,175	3,882,968	3,729,851
Merrill Lynch International	Pay	Merrill Lynch Gold Excess Return Index	0.01	Monthly	7,500	January—2022	1,614,169	—	0	0
Merrill Lynch International	Pay	MLCX2CCER Excess Return Index	0.00	Monthly	23,500	December—2021	1,389,703	—	0	0
Merrill Lynch International	Pay	MLCX2KCE Excess Return Index	0.00	Monthly	475,000	December—2021	3,619,500	—	0	0
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	Monthly	116,500	June—2021	25,073,421	—	0	0
Merrill Lynch International	Receive	Merrill Lynch Soybean Meal Index	0.30	Monthly	31,250	June—2021	24,797,313	—	0	0
Merrill Lynch International	Receive	MLCX Aluminum Annual Excess Return Index	0.28	Monthly	10,200	October—2021	1,018,896	—	0	0
Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	Monthly	50,850	September—2021	36,600,798	—	0	0
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25%	Monthly	208,000	November—2021	$9,617,712	$—	$0	$0
Merrill Lynch International	Receive	MLCXLXAE Excess Return Index	0.25	Monthly	27,800	March—2021	6,611,140	—	0	0
Morgan Stanley Capital Services LLC	Pay	Morgan Stanley MSCY2KW0 Index	0.05	Monthly	42,700	December—2021	9,213,904	—	85,844	85,844
Morgan Stanley Capital Services LLC	Receive	MS Soybean Oil Dynamic Roll Index	0.30	Monthly	197,300	April—2021	30,889,895	—	1,616,937	1,616,937
Morgan Stanley Capital Services LLC	Receive	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.30	Monthly	91,000	July—2021	8,071,681	—	39,225	39,225
Royal Bank of Canada	Receive	RBC Enhanced Brent Crude Oil 01 Excess Return Index	0.35	Monthly	91,400	December—2021	23,554,292	—	0	0
Royal Bank of Canada	Receive	RBC Enhanced Copper LME 01 Excess Return Index	0.28	Monthly	15,700	December—2021	10,572,512	—	0	0
Subtotal — Appreciation								50,175	7,103,419	6,950,302
Commodity Risk
Barclays Bank PLC	Receive	Barclays Cocoa Roll Yield Excess Return Index	0.43	Monthly	87,800	November—2021	12,173,922	—	(47,723)	(47,723)
Barclays Bank PLC	Receive	Barclays Soybean Meal S2 Nearby Excess Return Index	0.30	Monthly	12,620	November—2021	14,794,274	—	(1,021,992)	(1,021,992)
Barclays Bank PLC	Receive	Barclays Soybean Meal Seasonal Excess Return Index	0.52	Monthly	10,750	November—2021	14,636,007	—	(954,579)	(954,579)
Barclays Bank PLC	Receive	Barclays Soybeans Seasonal Excess Return Index	0.30	Monthly	66,600	November—2021	22,628,361	—	(841,464)	(841,464)
Barclays Bank PLC	Receive	Barclays Wheat Seasonal Excess Return Index	0.33	Monthly	353,000	November—2021	7,972,083	—	(178,373)	(178,373)
Barclays Bank PLC	Receive	Barclays WTI Crude Roll Yield Excess Return Index	0.35	Monthly	69,200	November—2021	16,161,542	—	(178,633)	(178,633)
BNP Paribas SA	Receive	BNP Paribas Commodity Daily Dynamic Curve CO Index	0.25	Monthly	62,400	August—2021	18,421,497	—	(200,597)	(200,597)
Canadian Imperial Bank of Commerce	Receive	CIBC Dynamic Roll LME Copper Excess Return Index 2	0.30	Monthly	426,000	April—2021	40,608,751	—	(180,840)	(180,840)
Goldman Sachs International	Receive	S&P GSCI Soybean Meal Excess Return Index	0.42	Monthly	20,580	December—2021	24,878,970	—	(77,930)	(77,930)
JPMorgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	50,500	April—2021	7,310,254	—	(39,880)	(39,880)
JPMorgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	258,500	October—2021	35,683,573	—	(184,181)	(184,181)
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity GasOil type A Excess Return Index	0.06	Monthly	14,800	August—2021	1,257,155	—	(2,088)	(2,088)
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Heating Oil type A Excess Return Index	0.06	Monthly	180,500	June—2021	10,888,969	—	(19,801)	(19,801)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Macquarie Bank Ltd.	Receive	Macquarie Aluminium Dynamic Selection Index	0.30%	Monthly	1,407,500	December—2021	$66,344,764	$—	$(1,131,067)	$(1,131,067)
Macquarie Bank Ltd.	Receive	Modified Macquarie Single Commodity Sugar type A Excess Return Index	0.34	Monthly	17,300	January—2022	3,006,107	—	(59,484)	(59,484)
Subtotal — Depreciation								—	(5,118,632)	(5,118,632)
Total — Total Return Swap Agreements								$50,175	$1,984,787	$1,831,670

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $26,960,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Barclays Corn Seasonal Excess Return Index
	Long Futures Contracts
	Corn	100.00%
Barclays Heating Oil Roll Yield Excess Return Index
	Long Futures Contracts
	Heating Oil	100.00%
Barclays Live Cattle Roll Yield Excess Return Index
	Long Futures Contracts
	Live Cattle	100.00%
CIBC Natural Gas Standard Roll Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
CIBC Silver Index
	Long Futures Contracts
	Silver	100.00%
Enhanced Strategy AB141 on the S&P GSCI Sugar Excess Return Index
	Long Futures Contracts
	Sugar	100.00%
Enhanced Strategy AB31 on the S&P GSCI Cotton Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
Macquarie Single Commodity Brent Crude Oil type A Excess Return Index
	Long Futures Contracts
	Brent Crude	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Macquarie Single Commodity Crude Oil (WTI) type A Excess Return Index
	Long Futures Contracts
	WTI Crude	100.00%
Macquarie Single Commodity Nickel type A Excess Return Index
	Long Futures Contracts
	Nickel	100.00%
Macquarie Single Commodity Silver type A Excess Return Index
	Long Futures Contracts
	Silver	100.00%
Macquarie Single Commodity Unleaded Gasoline type A Excess Return Index
	Long Futures Contracts
	Unleaded Gasoline	100.00%
Macquarie Single Commodity Zinc type A Excess Return Index
	Long Futures Contracts
	Zinc	100.00%
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100.00%
Merrill Lynch Soybean Meal Excess Return Index
	Long Futures Contracts
	Soybean Meal	100.00%
MLCX2KCE Excess Return Index
	Long Futures Contracts
	Coffee	100.00%
MLCX2CCER Excess Return Index
	Long Futures Contracts
	Cocoa	100.00%
MLCXLXAE Excess Return Index
	Long Futures Contracts
	Zinc	100.00%
MLCX Aluminum Annual Excess Return Index
	Long Futures Contracts
	Aluminum	100.00%
MLCX Dynamic Enhanced Copper Excess Return Index
	Long Futures Contracts
	Copper	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Morgan Stanley MSCY2KW0 Index
	Long Futures Contracts
	Kansas Wheat	100.00%
MS Soybean Oil Dynamic Roll Excess Return Index
	Long Futures Contracts
	Soybean Oil	100.00%
S&P GSCI Aluminum Dynamic Roll Index Excess Return
	Long Futures Contracts
	Aluminum	100.00%
RBC Enhanced Brent Crude Oil 01 Excess Return Index
	Long Futures Contracts
	Brent Crude	100.00%
RBC Enhanced Copper LME 01 Excess Return Index
	Long Futures Contracts
	Copper	100.00%
Barclays Cocoa Roll Yield Excess Return Index
	Long Futures Contracts
	Cocoa	100.00%
Barclays Soybean Meal Seasonal Excess Return Index
	Long Futures Contracts
	Soybean Meal	100.00%
Barclays Soybean Meal S2 Nearby Excess Return Index
	Long Futures Contracts
	Soybean Meal	100.00%
Barclays Soybeans Seasonal Excess Return Index
	Long Futures Contracts
	Soybeans	100.00%
Barclays Wheat Seasonal Excess Return Index
	Long Futures Contracts
	Wheat	100.00%
Barclays WTI Crude Roll Yield Excess Return Index
	Long Futures Contracts
	WTI Crude	100.00%
BNP Paribas Commodity Daily Dynamic Curve CO Index
	Long Futures Contracts
	Brent Crude	100.00%
CIBC Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
S&P GSCI Soybean Meal Excess Return Index
	Long Futures Contracts
	Soybean Meal	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100.00%
Macquarie Single Commodity GasOil type A Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
Macquarie Single Commodity Heating Oil type A Excess Return Index
	Long Futures Contracts
	Heating Oil	100.00%
Macquarie Aluminum Dynamic Selection Index
	Long Futures Contracts
	Aluminum	100.00%
Modified Macquarie Single Commodity Sugar type A Excess Return Index
	Long Futures Contracts
	Sugar	100.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$184,096,495	$—	$184,096,495
Commodity-Linked Securities	—	46,000,730	—	46,000,730
Money Market Funds	503,336,889	—	—	503,336,889
Total Investments in Securities	503,336,889	230,097,225	—	733,434,114
Other Investments - Assets*
Futures Contracts	22,554,574	—	—	22,554,574
Swap Agreements	—	6,950,302	—	6,950,302
	22,554,574	6,950,302	—	29,504,876
Other Investments - Liabilities*
Futures Contracts	(986,536)	—	—	(986,536)
Swap Agreements	—	(5,118,632)	—	(5,118,632)
	(986,536)	(5,118,632)	—	(6,105,168)
Total Other Investments	21,568,038	1,831,670	—	23,399,708
Total Investments	$524,904,927	$231,928,895	$—	$756,833,822

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Consolidated Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Balanced-Risk Commodity Strategy Fund